Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 7,214
Ending balance	6,749	$ 7,214
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	141
Ending balance	140	141
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	634
Ending balance	605	634
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	529
Ending balance	560	529
Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	311
Ending balance	285	311
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,189
Ending balance	1,144	1,189
Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	120
Ending balance	108	120
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	141	145
Disposals		(10)
Foreign exchange translation	1	7
Other	(2)	(1)
Ending balance	140	141
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,261	1,308
Transfers from work in process	19	15
Disposals	(53)	(83)
Foreign exchange translation	6	24
Other	18	(3)
Ending balance	1,251	1,261
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,169	1,126
Additions	32	24
Acquisitions through business combination		4
Transfers from work in process	246	195
Disposals	(216)	(195)
Foreign exchange translation	22	17
Other	30	(2)
Ending balance	1,283	1,169
Gross carrying amount [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	836	773
Additions	12	3
Acquisitions through business combination		1
Transfers from work in process	62	49
Disposals	(96)	(5)
Foreign exchange translation	9	15
Other	12
Ending balance	835	836
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,845	2,754
Additions	29	28
Acquisitions through business combination		6
Transfers from work in process	187	206
Disposals	(78)	(205)
Foreign exchange translation	32	67
Other	(8)	(11)
Ending balance	3,007	2,845
Gross carrying amount [member] | Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	120	170
Additions	511	397
Acquisitions through business combination		1
Transfers from work in process	(514)	(465)
Disposals	(2)	(1)
Foreign exchange translation	1	6
Other	(8)	12
Ending balance	108	120
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(627)	(664)
Depreciation	51	48
Disposals	50	80
Foreign exchange translation	3	11
Other	15	(16)
Ending balance	(646)	(627)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(640)	(584)
Depreciation	247	234
Disposals	216	192
Foreign exchange translation	16	12
Other	36	2
Ending balance	(723)	(640)
Accumulated depreciation and amortisation [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(525)	(427)
Depreciation	91	94
Disposals	88	4
Foreign exchange translation	6	6
Other	16	2
Ending balance	(550)	(525)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,656)	(1,589)
Depreciation	235	233
Disposals	70	204
Foreign exchange translation	16	38
Other	26
Ending balance	(1,863)	(1,656)
Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,214
Ending balance	6,749	7,214
Right-of-use lease assets [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,105
Ending balance	3,744	4,105
Right-of-use lease assets [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	185
Ending balance	163	185
Right-of-use lease assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,419	11,978
Additions	1,049	860
Acquisitions through business combination		67
Disposals	(807)	(798)
Foreign exchange translation	174	193
Other	(1)	119
Ending balance	12,834	12,419
Right-of-use lease assets [Member] | Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,748	5,394
Additions	385	270
Acquisitions through business combination		55
Disposals	(331)	(153)
Foreign exchange translation	103	58
Other	(12)	124
Ending balance	5,893	5,748
Right-of-use lease assets [Member] | Gross carrying amount [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	299	308
Additions	80	138
Disposals	(31)	(146)
Foreign exchange translation		(1)
Other	(31)
Ending balance	317	299
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,205)	(4,554)
Depreciation	1,275	1,265
Disposals	567	732
Foreign exchange translation	72	68
Other	100	50
Ending balance	(6,085)	(5,205)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,643)	(1,133)
Depreciation	559	569
Disposals	112	106
Foreign exchange translation	31	2
Other	28	45
Ending balance	(2,149)	(1,643)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(114)	(157)
Depreciation	92	87
Disposals	31	146
Foreign exchange translation		(1)
Other	(21)	17
Ending balance	$ (154)	$ (114)